DEBT AND LEASE LIABILITIES - Schedule of the changes in debt and lease liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DEBT AND LEASE LIABILITIES
As at January 1
Additions	17,882,355
Deferred financing fee	(2,591,756)
Payments	(604,900)	$ (2,173)
Interest	764,197
Financing fee amortization	390,392
Effects of foreign exchange	(197,208)
As at December 31	15,643,080
Less: current portion	135,140
Long-term portion	15,507,940
Leases
DEBT AND LEASE LIABILITIES
As at January 1
Additions	579,564
Deferred financing fee
Payments	(54,882)
Interest	62,569
Financing fee amortization
Effects of foreign exchange	(10,242)
As at December 31	577,009
Less: current portion	135,140
Long-term portion	441,869
Debt
DEBT AND LEASE LIABILITIES
As at January 1
Additions	17,302,791
Deferred financing fee	(2,591,756)
Payments	(550,018)
Interest	701,628
Financing fee amortization	390,392
Effects of foreign exchange	(186,966)
As at December 31	15,066,071
Less: current portion
Long-term portion	$ 15,066,071